Commitments and Contingencies - Insurance (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Insurance Proceeds
Insurance coverage deductible amount per vessel		$ 150
Deductible period under business interruption insurance		14 days
Limit of protection and indemnity insurance for pollution, per vessel per incident		$ 1,000,000
Loss of hire insurance payments recorded as a component of total revenues		$ 11,450
Maximum
Insurance Proceeds
Deductible period under business interruption insurance		180 days
Windsor Knutsen [Member]
Insurance Proceeds
Deductible period under business interruption insurance	14 days		14 days
Loss of hire insurance payments recorded as a component of total revenues		$ 8,700
Amount of claimed and received payments		4,100
Windsor Knutsen [Member] | Maximum
Insurance Proceeds
Deductible period under business interruption insurance	180 days		180 days
Tove Knutsen [Member]
Insurance Proceeds
Loss of hire insurance payments recorded as a component of total revenues		1,500
Amount of claimed and received payments		100
Amount claimed for insurance		100
Bodil Knutsen [Member]
Insurance Proceeds
Amount of claimed and received payments		100
Tordis Knutsen [Member]
Insurance Proceeds
Amount of claimed and received payments		$ 1,200